Stockholder's Equity (Deficit) (Details Textual) (USD $)	0 Months Ended																	1 Months Ended					3 Months Ended	12 Months Ended					12 Months Ended	1 Months Ended	12 Months Ended		0 Months Ended							0 Months Ended					1 Months Ended	12 Months Ended	1 Months Ended		0 Months Ended
	Nov. 12, 2013	Oct. 09, 2013	Oct. 07, 2013	Sep. 06, 2013	Aug. 30, 2013 Investor	Aug. 27, 2013	Aug. 21, 2013	Aug. 07, 2013	Jul. 08, 2013	Jun. 27, 2013	Jun. 21, 2013	May 24, 2013	May 19, 2013	Apr. 01, 2013	Jan. 15, 2013	Apr. 13, 2012	Feb. 10, 2012	Mar. 31, 2013	Jan. 31, 2013	Aug. 31, 2012	May 31, 2012	Apr. 30, 2012	Dec. 31, 2012	Dec. 31, 2013		Dec. 31, 2012	Apr. 10, 2014	Jul. 15, 2012	Dec. 31, 2013 Stock Option [Member]	Feb. 28, 2013 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Feb. 10, 2012 Convertible bridge loan [Member]	Feb. 10, 2012 Convertible Promissory Notes [Member]	Feb. 10, 2012 Health Revenue Assurance Holdings [Member]	Oct. 17, 2013 Articles Of Association [Member]	Oct. 08, 2013 Articles Of Association [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Aug. 07, 2013 Private Placement [Member]	Jul. 08, 2013 Private Placement [Member]	Nov. 12, 2013 Securities Purchase Agreement [Member]	Nov. 12, 2013 Securities Purchase Agreement [Member] Convertible Preferred Stock [Member]	Jul. 15, 2012 Settlement Agreement [Member]	Jul. 31, 2012 Settlement Agreement [Member]	Dec. 31, 2013 Employee [Member]	Sep. 30, 2013 Two Employees [Member]	Sep. 30, 2013 Three Employees [Member]	Sep. 09, 2013 Michael Ciprianni [Member]
Stockholders' Equity (Textual)
Common stock shares issued					400,000	400,000	100,000	500,000	500,000		750,000	125,000	625,000		46,429		1,410,874			77,743		1,394,909	1,468,786						1,000,000						13,499,226
Common stock shares issued, value					$ 100,000	$ 100,000	$ 25,000	$ 200,000	$ 200,000		$ 300,000	$ 50,000	$ 250,000		$ 13,000		$ 350,000			$ 22,000		$ 349,000	$ 335,600
Sale price of stock, per share					$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.51	$ 0.40	$ 0.40	$ 0.40		$ 0.28		$ 0.25		$ 0.49	$ 0.28		$ 0.25							$ 0.26									$ 0.20	$ 0.28	$ 0.40	$ 0.40
Common stock, shares authorized																							500,000,000	500,000,000		500,000,000											75,000,000
Increment in shares authorized																																					500,000,000
Preferred stock, shares authorized																																				25,000,000
Preferred stock, shares issued																							0	13,500,000		0																	13,500,000
Securities purchase agreement for the equity sale of convertible preferred stock	5,400,000																																									5,400,000
Convertible preferred stock, dividend percentage	8.00%																																										8.00%
Warrant issuance																								27,000,000							1,890,000											27,000,000
Warrants exercise price			$ 0.40																					$ 0.30
Warrants term																								5 years
Net proceeds from issuance of convertible preferred stock after payment of expense	4,322,000																																									4,903,652
Issuance of common stock as compensation, Shares																															462,665
Share-based Compensation																								639,328		0			14,822
Term of agreement				3 years														1 year																															1 year
Issuance of shares for cash										51,000								80,500						1,238,000		1,056,094					3,446	4,352								400,000	400,000
Issuance of shares for cash, shares										100,000								230,000													3,446,429	4,352,312								1,000,000	1,000,000
Common stock issued for services, shares		100,000		50,000										54,847					50,266												4,605,000															75,000	187,500	95,052	(4,125,000)
Shares issued for prepaid services		24,000		15,000										21,939					24,630					1,325,500							4,605															18,750	43,125	45,625	1,155,000
Share price, per share		$ 0.24		$ 0.30										$ 0.40													$ 0.35		$ 0.22																	$ 0.25	$ 0.23	$ 0.48	$ 0.28
Conversion of convertible debt amount					402,083																					300,000							250,000	313,908										300,000
Conversion of convertible debt, shares					(1,608,333)																												1,343,749	1,265,381										3,000,000
Conversion price					$ 0.25																$ 0.10							$ 0.10					$ 0.19	$ 0.25										$ 0.10
Number of investors					5
Convertible terms of conversion feature					The shares were valued at $514,666 based on the quoted trading price of $0.32 and accordingly, the company recorded a loss on conversion of $112,583.
Unrecognized compensation expense																													206,300
Weighted-average remaining requisite service period																								0 years	[1]				1 year 10 months 24 days
Term of agreement over expensed		six (6) months.		Expensed over 12 months.
Shares exchange right on each share pursuant to Merger agreement																	1,271																		1,271
Common Stock, Shares, Outstanding																							39,054,867	54,752,294		39,054,867
Stockholders equity forward stock split																12.98 for 1
Common stocks, including additional paid in capital																32,747
Value of Beneficial conversion feature in convertible debt																					300,000			2,600,000		300,000
Repurchase of shares pursuant to settlement agreement																										(232,500)						(3,300)													232,500
Repurchase of shares pursuant to settlement agreement, Shares																																(3,299,802)													3,299,802
Shares issued as fees, Shares																														5,575,000	5,575,000	2,375,000
Payment of financing and stock issuance costs																										(325,911)						0
Convertible preferred stock beneficial description
The preferred stock is convertible into Common on a 2 for 1 basis. The Company recorded a beneficial conversion value for the preferred stock of approximately $2.6 million as an immediate charge to accumulated deficit as it is considered a constructive dividend to Series A preferred stockholders.

Offering costs charged to additional paid-in capital																										$ 326,000
Common Stock, Par or Stated Value Per Share																							$ 0.001	$ 0.001		$ 0.001

[1]	* These 1,000,000 options were granted without a specified expiration term.